CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Operating activities:
Net income	$ 336	$ 425
Less: Net income (loss) from discontinued operations	0	62
Net income (loss) from continuing operations	336	363
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Depreciation and amortization expense, net of depreciation and amortization of assets under operating leases	83	73
Depreciation and amortization expense of assets under operating leases	54	61
Loss on repurchase of notes	0	8
Undistributed income of unconsolidated subsidiaries	12	17
Other non-cash items	55	30
Changes in operating assets and liabilities:
Provisions	(163)	(33)
Deferred income taxes	28	19
Trade and financing receivables related to sales, net	(95)	(83)
Inventories, net	(985)	(522)
Trade payables	30	311
Other assets and liabilities	(242)	(3)
Cash flow from operating activities discontinued operation	0	131
Net cash provided by (used in) operating activities	(887)	372
Investing activities:
Additions to retail receivables	(1,252)	(1,073)
Collections of retail receivables	1,147	1,182
Proceeds from the sale of assets, net of assets under operating leases	1	0
Expenditures for property, plant and equipment and intangible assets, net of assets under operating leases	(53)	(37)
Expenditures for assets under operating leases	(124)	(127)
Other	(698)	(262)
Cash flow from investing activities discontinued operation	0	127
Net cash used in investing activities	(979)	(190)
Financing activities:
Proceeds from long-term debt	1,691	1,675
Payments of long-term debt	(1,764)	(2,624)
Net increase (decrease) in other financial liabilities	159	(285)
Dividends paid	(1)	(1)
Other	(20)	0
Cash flow from financing activities discontinued operation	0	(359)
Net cash provided by (used in) financing activities	65	(1,594)
Effect of foreign exchange rate changes on cash and cash equivalents and restricted cash	17	(250)
Increase (decrease) in cash and cash equivalents and restricted cash	(1,784)	(1,662)
Cash and cash equivalents and restricted cash, beginning of year	5,845	9,629
Cash and cash equivalents and restricted cash, end of period	4,061	7,967
Cash and cash equivalents and restricted cash, end of period (discontinued operation)	0	529
Cash and cash equivalents and restricted cash, end of period (continuing operations)	$ 4,061	$ 7,438